First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 68.0%
	DISTRIBUTION/WHOLESALE — 3.4%
2,196,818	Univar Solutions, Inc.*,1	$78,733,957
	E-COMMERCE/SERVICE — 0.3%
604,400	Galata Acquisition Corp.	6,201,144
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 1.5%
664,712	Focus Financial Partners, Inc. - Class A*,1	34,904,027
	MEDICAL-BIOMEDICAL/GENERICS — 1.8%
246,220	DICE Therapeutics, Inc.*,1	11,439,381
735,653	IVERIC bio, Inc.*,1	28,940,589
106,630	VectivBio Holding A.G.*	1,812,710
		42,192,680
	METAL-ALUMINUM — 0.1%
105,846	Arconic Corp.*,1	3,130,925
	NON-FERROUS METALS — 0.4%
944,532	GoGreen Investments Corp.	10,049,821
	REAL ESTATE OPERATIONS/DEVELOPMENTS — 1.1%
1,651,336	Radius Global Infrastructure, Inc. - Class A*,1	24,604,906
	REINSURANCE — 0.5%
386,025	Argo Group International Holdings Ltd.[1]	11,430,200
	REITS-SHOPPING CENTERS — 0.9%
1,045,490	Urstadt Biddle Properties, Inc. - Class A1	22,227,117
	REITS-STORAGE — 5.3%
931,236	Life Storage, Inc.[1]	123,817,139
	SPECIFIED PURPOSE ACQUISITIONS — 52.7%
800,065	A SPAC II Acquisition Corp. - Class A*	8,440,686
1,847,479	AfterNext HealthTech Acquisition Corp. - Class A*,2	19,139,882
185,000	Alchemy Investments Acquisition Corp. I - Class A*	1,881,450
1,465,812	Alpha Partners Technology Merger Corp.[2]	15,244,445
18,267	Alpha Star Acquisition Corp.*	196,005
20,633	ALSP Orchid Acquisition Corp. I - Class A*	218,091
383,500	AltC Acquisition Corp. - Class A*	3,999,905
1,826,719	Andretti Acquisition Corp. - Class A2	19,436,290
878,269	AP Acquisition Corp. - Class A*,2	9,450,174
1,236,798	Apollo Strategic Growth Capital II - Class A2	12,776,123
275,220	APx Acquisition Corp. I - Class A*	2,964,119
2,976,332	Ares Acquisition Corp. - Class A*,2	31,459,829

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
2,178,556	Ares Acquisition Corp. II - Class A*	$22,123,236
1,596,323	ARYA Sciences Acquisition Corp. V - Class A2	16,521,943
45,231	Aura FAT Projects Acquisition Corp. - Class A*	478,544
532,244	AxonPrime Infrastructure Acquisition Corp. - Class A*	5,476,791
610,055	Better World Acquisition Corp.[2]	6,637,398
368,997	Bilander Acquisition Corp. - Class A*	3,745,320
1,056,378	BioPlus Acquisition Corp. - Class A*	11,250,426
1,699,818	Black Spade Acquisition Co. - Class A2	17,576,118
813,185	Blue Ocean Acquisition Corp.	8,538,442
391,633	Blue Whale Acquisition Corp. I - Class A*	3,975,075
525,843	BurTech Acquisition Corp. - Class A2	5,489,801
1,049,802	Cartesian Growth Corp. II*	11,201,387
2,243,665	Cartica Acquisition Corp.[2]	23,872,596
1,079,582	CF Acquisition Corp. VII - Class A*,2	11,497,548
990,552	Chenghe Acquisition Co. - Class A2	10,598,906
1,132,194	Churchill Capital Corp. V - Class A	11,514,413
295,635	Churchill Capital Corp. VII - Class A*	3,050,953
450,000	Coliseum Acquisition Corp. - Class A*	4,698,000
1,301,379	Compass Digital Acquisition Corp. - Class A2	13,521,328
2,782,813	Concord Acquisition Corp. II - Class A2	28,551,661
1,043,760	Consilium Acquisition Corp. I Ltd. - Class A2	10,954,261
354,008	Constellation Acquisition Corp. I - Class A2	3,745,405
1,452,231	Conyers Park III Acquisition Corp. - Class A*	14,827,279
2,476,651	Corsair Partnering Corp. - Class A2	25,658,104
2,320,102	DA32 Life Science Tech Acquisition Corp. - Class A2	23,804,247
126,168	Denali Capital Acquisition Corp. - Class A*	1,349,998
8,894	Distoken Acquisition Corp.*	91,786
5,253,459	Elliott Opportunity II Corp. - Class A2	54,425,835
1,460,672	Enphys Acquisition Corp. - Class A*	15,176,382
23,365	Everest Consolidator Acquisition Corp. - Class A*	248,837
155,000	Evergreen Corp. - Class A*	1,683,300
880	FG Merger Corp.	9,240
750,001	Fintech Ecosystem Development Corp. - Class A2	7,920,011
306,953	Forbion European Acquisition Corp. - Class A*	3,293,606
277,885	Freedom Acquisition I Corp. - Class A*	2,945,581
1,267,226	Frontier Investment Corp.[2]	13,077,772
430,202	FTAC Emerald Acquisition Corp. - Class A*	4,456,893
1,631,804	FTAC Zeus Acquisition Corp. - Class A*	17,011,557
39,217	FutureTech II Acquisition Corp. - Class A*	419,622
202,520	Global Blockchain Acquisition Corp.*	2,134,561
200,006	Global Partner Acquisition Corp. II - Class A2	2,122,064
6,000	Globalink Investment, Inc.*	63,450

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
107,862	Goldenstone Acquisition Ltd.*	$1,139,023
1,342,238	Gores Holdings IX, Inc. - Class A*	13,757,939
1,441,626	Growth For Good Acquisition Corp. - Class A2	15,050,575
453,619	Healthwell Acquisition Corp. I - Class A*	4,663,203
771,638	Heartland Media Acquisition Corp.*	8,133,065
1,183,529	Hennessy Capital Investment Corp. VI - Class A*	12,190,349
2,616,314	Infinite Acquisition Corp. - Class A2	27,654,439
140,000	InFinT Acquisition Corp.*	1,509,200
79,890	Integrated Rail and Resources Acquisition Corp. - Class A*	855,622
958,670	Investcorp Europe Acquisition Corp. I - Class A2	10,219,422
832,467	Investcorp India Acquisition Corp. - Class A*	8,911,559
913,104	Israel Acquisitions Corp.[2]	9,487,151
1,118,506	Jaguar Global Growth Corp. I - Class A*	11,811,423
2,630,824	Kensington Capital Acquisition Corp. V - Class A2	27,781,501
459,360	Keyarch Acquisition Corp. - Class A*	4,804,906
1,645,397	KnightSwan Acquisition Corp. - Class A2	17,391,846
553,651	L Catterton Asia Acquisition Corp. - Class A*	5,796,726
105,081	LatAmGrowth SPAC - Class A*	1,122,265
1,046,037	Learn CW Investment Corp. - Class A*	10,972,928
214,047	LIV Capital Acquisition Corp. II - Class A*	2,271,039
1,082,621	Live Oak Crestview Climate Acquisition Corp. - Class A2	11,096,865
2,025,192	M3-Brigade Acquisition III Corp. - Class A2	21,143,004
115,200	Mars Acquisition Corp.*	1,194,624
26,005	Metal Sky Star Acquisition Corp.*	314,661
280,000	Monterey Capital Acquisition Corp.*	2,928,800
395,316	Mountain & Co. I Acquisition Corp. - Class A*	4,297,085
323,511	Oak Woods Acquisition Corp. - Class A2	3,322,458
109,566	Papaya Growth Opportunity Corp. I - Class A*	1,161,400
1,004,761	Patria Latin American Opportunity Acquisition Corp. - Class A*	10,791,133
2,082,527	Pearl Holdings Acquisition Corp. - Class A2	21,991,485
49,251	Pono Capital Three, Inc. - Class A*	511,225
1,857,610	Portage Fintech Acquisition Corp. - Class A2	19,300,568
498,099	Project Energy Reimagined Acquisition Corp. - Class A*	5,160,306
475,680	RCF Acquisition Corp. - Class A*	5,089,776
400,000	RF Acquisition Corp. - Class A2	4,184,000
2,014,340	Rigel Resource Acquisition Corp. - Class A2	21,593,725
6,982,678	Screaming Eagle Acquisition Corp. - Class A2	72,061,237
1,015,738	SDCL EDGE Acquisition Corp. - Class A2	10,599,226
2,125,639	SILVERspac, Inc. - Class A2	22,085,389
437,934	SK Growth Opportunities Corp. - Class A*	4,637,721
3,740,658	Slam Corp. - Class A2	39,987,634
3,015,524	Social Capital Suvretta Holdings Corp. II - Class A2	31,225,751

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
2,448,984	Social Capital Suvretta Holdings Corp. IV - Class A2	$25,346,984
802,537	Southport Acquisition Corp. - Class A2	8,418,613
2,076,489	Spring Valley Acquisition Corp. II - Class A2	21,886,194
573,000	Thunder Bridge Capital Partners IV, Inc.	5,896,170
169,750	TLGY Acquisition Corp. - Class A*	1,826,510
432,059	TortoiseEcofin Acquisition Corp. III - Class A*	4,471,811
2,238,853	Tristar Acquisition I Corp. - Class A2	23,429,597
500,000	Twin Ridge Capital Acquisition Corp. - Class A2	5,350,000
2,564,331	UTA Acquisition Corp. - Class A2	27,104,979
1,036,625	Vahanna Tech Edge Acquisition I Corp. - Class A2	11,029,690
361,808	Valuence Merger Corp. I - Class A*,2	3,874,964
388,125	Viscogliosi Brothers Acquisition Corp.	4,063,669
2,107,705	Waverley Capital Acquisition Corp. I - Class A2	21,856,901
240,012	Zalatoris Acquisition Corp.	2,479,324
		1,228,184,336
	TOTAL COMMON STOCKS
	(Cost $1,555,137,950)	1,585,476,252

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.0%
	CALL OPTIONS — 0.0%
	ONEOK, Inc.
1,480	Exercise Price: $62.50, Notional Amount: $9,250,000, Expiration Date: July 21, 2023*	125,800
	TOTAL CALL OPTIONS
	(Cost $121,589)	125,800
	PUT OPTIONS — 0.0%
	DICE Therapeutics, Inc.
2,462	Exercise Price: $40.00, Notional Amount: $9,848,000, Expiration Date: August 18, 2023*	80,015
	IVERIC bio, Inc.
4,942	Exercise Price: $30.00, Notional Amount: $14,826,000, Expiration Date: September 15, 2023*	86,485
	TOTAL PUT OPTIONS
	(Cost $873,078)	166,500
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $994,667)	292,300

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	RIGHTS — 0.0%
287,741	ABIOMED, Inc, Expiration Date: December 31, 2029*,1,3	$293,496
	TOTAL RIGHTS	293,496
	(Cost $293,496)
	UNITS — 0.4%
	SPECIFIED PURPOSE ACQUISITIONS — 0.4%
886,701	Inflection Point Acquisition Corp. II*	8,973,414
	TOTAL UNITS
	(Cost $8,867,010)	8,973,414
	WARRANTS — 0.0%
92,500	Alchemy Investments Acquisition Corp. I, Expiration Date: June 26, 2028*	13,875
	TOTAL WARRANTS
	(Cost $0)	13,875
	LIMITED PARTNERSHIPS — 0.1%
295,182	GasLog Partners LP1	2,544,469
	TOTAL LIMITED PARTNERSHIPS
	(Cost $2,529,804)	2,544,469
	MASTER LIMITED PARTNERSHIPS — 0.7%
249,155	Magellan Midstream Partners LP1	15,527,340
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $15,512,946)	15,527,340
	SHORT-TERM INVESTMENTS — 31.2%
726,414,915	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.97%[3]	726,414,915
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $726,414,915)	726,414,915
	TOTAL INVESTMENTS — 100.4%
	(Cost $2,309,750,788)	2,339,536,061
	Liabilities in Excess of Other Assets — (0.4)%	(9,826,171)
	TOTAL NET ASSETS — 100.0%	$2,329,709,890

	SECURITIES SOLD SHORT — (6.7)%
	COMMON STOCKS — (6.7)%
	PIPELINES — (0.4)%
(166,186)	ONEOK, Inc.	(10,257,000)
	REITS-SHOPPING CENTERS — (1.0)%
(362,785)	Regency Centers Corp.	(22,409,229)

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	REITS-STORAGE — (5.3)%
(833,456)	Extra Space Storage, Inc.	$(124,059,926)
	TOTAL COMMON STOCKS
	(Proceeds $156,550,131)	(156,726,155)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $156,550,131)	$(156,726,155)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	DICE Therapeutics, Inc.
(2,462)	Exercise Price: $50.00, Notional Amount: $(12,310,000), Expiration Date: August 18, 2023*	(12,310)
	IVERIC bio, Inc.
(229)	Exercise Price: $40.00, Notional Amount: $(916,000), Expiration Date: July 21, 2023*	(1,145)
(5,921)	Exercise Price: $40.00, Notional Amount: $(23,684,000), Expiration Date: September 15, 2023*	(44,408)
	TOTAL CALL OPTIONS
	(Proceeds $262,606)	(57,863)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $262,606)	$(57,863)

LP — Limited Partnership

*	Non-income producing security.

[1]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral was $334,251,940, which represents 14.35% of the total net assets of the Fund.

[2]	Affiliated company.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.01% of Net Assets. The total value of these securities is $293,496.

4	The rate is the annualized seven-day yield at period end.

First Trust Merger Arbitrage Fund

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Aesther Healthcare Acquisition Corp. - Class A⁽²⁾	5,671,489	-	(5,888,418)	267,021	(50,092)	-	-	-
Aetherium Acquisition Corp. - Class A⁽²⁾	6,475,910	-	(6,764,662)	302,215	(13,463)	-	-	-
AfterNext HealthTech Acquisition Corp. - Class A⁽¹⁾	154,366	18,807,041	-	-	142	178,333	19,139,882	-
Alpha Partners Technology Merger Corp.⁽¹⁾	322,165	14,501,600	-	-	(1,036)	421,716	15,244,445	-
AP Acquisition Corp. - Class A⁽¹⁾	-	9,280,643	-	-	-	169,531	9,450,174	-
Apollo Strategic Growth Capital II - Class A⁽¹⁾	2,526,996	51,083,922	(41,452,163)	476,951	(20,366)	160,783	12,776,123	-
ARYA Sciences Acquisition Corp. V - Class A⁽¹⁾	1,564,364	14,587,664	-	-	40,000	329,915	16,521,943	-
Better World Acquisition Corp.	10,760,828	-	(4,426,245)	-	(42,188)	345,003	6,637,398	-
Black Spade Acquisition Co. - Class A⁽¹⁾	116,530	17,161,770	-	-	(1,190)	299,008	17,576,118	-
BurTech Acquisition Corp. - Class A⁽¹⁾	432,590	5,532,858	(489,847)	15,125	(925)	-	5,489,801	-
Cartica Acquisition Corp.⁽¹⁾	3,129,555	20,324,567	-	-	(16,198)	434,672	23,872,596	-
CF Acquisition Corp. VII - Class A⁽¹⁾	5,177,540	5,871,122	-	-	(36,243)	485,129	11,497,548	-
Chenghe Acquisition Co. - Class A⁽¹⁾	289,513	10,085,329	-	-	288	223,777	10,598,906	-
Compass Digital Acquisition Corp. - Class A⁽¹⁾	301,893	12,929,100	-	-	525	289,810	13,521,328	-
Concord Acquisition Corp. II - Class A⁽¹⁾	814,774	27,368,106	-	-	(2,022)	370,803	28,551,661	-
Consilium Acquisition Corp. I Ltd. - Class A⁽¹⁾	-	10,740,361	-	-	-	213,900	10,954,261	-
Constellation Acquisition Corp. I - Class A⁽¹⁾	9,293,656	3,996,440	(9,916,967)	168,827	(62,058)	265,507	3,745,405	-
Corsair Partnering Corp. - Class A⁽¹⁾	-	25,256,521	-	-	-	401,583	25,658,104	-
DA32 Life Science Tech Acquisition Corp. - Class A⁽¹⁾	-	23,453,383	-	-	-	350,864	23,804,247	-
Elliott Opportunity II Corp. - Class A⁽¹⁾	-	53,159,808	-	-	-	1,266,027	54,425,835	-
Fintech Ecosystem Development Corp. - Class A	10,050,010	-	(2,639,979)	122,493	19,933	367,554	7,920,011	-
First Light Acquisition Group, Inc. - Class A⁽²⁾	3,792,250	-	(3,910,834)	95,484	23,100	-	-	-
Frontier Investment Corp.⁽¹⁾	3,441,129	9,425,132	-	-	(84,865)	296,376	13,077,772	-
Global Partner Acquisition Corp. II - Class A⁽¹⁾	1,450,176	549,207	-	-	(7,084)	129,765	2,122,064	-
Growth For Good Acquisition Corp. - Class A⁽¹⁾	-	14,927,834	-	-	-	122,741	15,050,575	-
Infinite Acquisition Corp. - Class A⁽¹⁾	8,234	27,182,431	-	-	(83)	463,857	27,654,439	-
Investcorp Europe Acquisition Corp. I - Class A⁽¹⁾	830,669	9,217,644	-	-	(14,746)	185,855	10,219,422	-
Israel Acquisitions Corp.⁽¹⁾	-	9,408,861	-	-	-	78,290	9,487,151	-
Kensington Capital Acquisition Corp. V - Class A⁽¹⁾	-	27,368,361	-	-	-	413,140	27,781,501	-
KnightSwan Acquisition Corp. - Class A⁽¹⁾	11,954	17,188,250	-	-	(36)	191,678	17,391,846	-
Lakeshore Acquisition II Corp.⁽²⁾	6,656,638	-	(6,932,365)	298,647	(22,920)	-	-	-
Legato Merger Corp. II⁽²⁾	21,091,082	-	(11,876,492)	411,918	79,837	(9,706,345)	-	-
Live Oak Crestview Climate Acquisition Corp. - Class A⁽¹⁾	-	10,991,190	-	-	-	105,675	11,096,865	-
M3-Brigade Acquisition III Corp. - Class A⁽¹⁾	5,619,594	15,094,638	-	-	(45,520)	474,292	21,143,004	-
Malacca Straits Acquisition Co., Ltd. - Class A⁽²⁾	6,156,000	-	(6,194,207)	74,207	(36,000)	-	-	-
Oak Woods Acquisition Corp. - Class A⁽¹⁾	-	3,314,675	-	-	-	7,783	3,322,458	-
OmniLit Acquisition Corp. - Class A⁽²⁾	7,843,258	6,502,468	(14,541,122)	247,887	(52,491)	-	-	-
Pearl Holdings Acquisition Corp. - Class A⁽¹⁾	279,788	21,510,986	-	-	(1,585)	202,296	21,991,485	-
Portage Fintech Acquisition Corp. - Class A⁽¹⁾	579,347	18,319,244	-	-	(6,470)	408,447	19,300,568	-
RF Acquisition Corp. - Class A	6,297,544	1,111,046	(3,460,221)	-	3,631	232,000	4,184,000	-
Rigel Resource Acquisition Corp. - Class A⁽¹⁾	315,313	20,730,280	-	-	(5,313)	553,445	21,593,725	-
Screaming Eagle Acquisition Corp. - Class A⁽¹⁾	-	70,780,413	-	-	-	1,280,824	72,061,237	-
SDCL EDGE Acquisition Corp. - Class A⁽¹⁾	2,271,941	8,144,242	-	-	2,050	180,993	10,599,226	-
Seaport Global Acquisition II Corp. - Class A⁽²⁾	8,741,770	-	(8,977,592)	291,434	(55,612)	-	-	-
SILVERspac, Inc. - Class A⁽¹⁾	7,836	21,566,867	-	-	(36)	510,722	22,085,389	-
Slam Corp. - Class A⁽¹⁾	5,267,284	34,589,793	(2,278,522)	150,000	(40,760)	2,299,839	39,987,634	-
Social Capital Suvretta Holdings Corp. II - Class A⁽¹⁾	3,067,508	27,221,199	-	-	9,390	927,654	31,225,751	-
Social Capital Suvretta Holdings Corp. IV - Class A⁽¹⁾	3,386,692	21,202,093	-	-	(6,615)	764,814	25,346,984	-
Southport Acquisition Corp. - Class A⁽¹⁾	88,146	8,263,040	-	-	(880)	68,307	8,418,613	-
Spring Valley Acquisition Corp. II - Class A⁽¹⁾	-	21,494,272	-	-	-	391,922	21,886,194	-
Tristar Acquisition I Corp. - Class A⁽¹⁾	1,656,982	21,344,403	-	-	(9,029)	437,241	23,429,597	-
Twin Ridge Capital Acquisition Corp. - Class A⁽¹⁾	4,960	10,871,050	(5,829,546)	-	(60)	303,596	5,350,000	-
UTA Acquisition Corp. - Class A⁽¹⁾	11,022	26,400,255	-	-	(77)	693,779	27,104,979	-
Vahanna Tech Edge Acquisition I Corp. - Class A⁽¹⁾	195,956	10,500,971	-	-	(1,146)	333,909	11,029,690	-
Valuence Merger Corp. I - Class A⁽¹⁾	-	17,421,885	(13,696,403)	131,391	-	18,091	3,874,964	-
Waverley Capital Acquisition Corp. I - Class A⁽¹⁾	-	21,323,936	-	-	-	532,965	21,856,901	-
Total	$146,156,256	$877,266,303	$(149,275,585)	$3,053,600	$(458,213)	$9,753,750	$886,496,110	$-

*	Net of foreign withholding taxes.
⁽¹⁾	Not an affiliate at the beginning of the period.
⁽²⁾	Not an affiliate at the end of the period.

First Trust Merger Arbitrage Fund

Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Aesther Healthcare Acquisition Corp. - Class A⁽²⁾	556,574	-	(556,574)	-	-
Aetherium Acquisition Corp. - Class A⁽²⁾	651,500	-	(651,500)	-	-
AfterNext HealthTech Acquisition Corp. - Class A⁽¹⁾	15,800	1,831,679	-	-	1,847,479
Alpha Partners Technology Merger Corp.⁽¹⁾	32,807	1,433,005	-	-	1,465,812
Andretti Acquisition Corp. - Class A⁽¹⁾	100	1,826,619	-	-	1,826,719
AP Acquisition Corp. - Class A⁽¹⁾	-	878,269	-	-	878,269
Apollo Strategic Growth Capital II - Class A⁽¹⁾	256,028	5,012,595	(4,031,825)	-	1,236,798
ARYA Sciences Acquisition Corp. V - Class A⁽¹⁾	159,629	1,436,694	-	-	1,596,323
Better World Acquisition Corp.	1,038,690	-	(428,635)	-	610,055
Black Spade Acquisition Co. - Class A⁽¹⁾	11,903	1,687,915	-	-	1,699,818
BurTech Acquisition Corp. - Class A⁽¹⁾	43,259	530,153	(47,569)	-	525,843
Cartica Acquisition Corp.⁽¹⁾	310,164	1,933,501	-	-	2,243,665
CF Acquisition Corp. VII - Class A⁽¹⁾	517,754	561,828	-	-	1,079,582
Chenghe Acquisition Co. - Class A⁽¹⁾	28,750	961,802	-	-	990,552
Compass Digital Acquisition Corp. - Class A⁽¹⁾	30,900	1,270,479	-	-	1,301,379
Concord Acquisition Corp. II - Class A⁽¹⁾	84,084	2,698,729	-	-	2,782,813
Consilium Acquisition Corp. I Ltd. - Class A⁽¹⁾	-	1,043,760	-	-	1,043,760
Constellation Acquisition Corp. I - Class A⁽¹⁾	935,917	405,238	(987,147)	-	354,008
Corsair Partnering Corp. - Class A⁽¹⁾	-	2,476,651	-	-	2,476,651
DA32 Life Science Tech Acquisition Corp. - Class A⁽¹⁾	-	2,320,102	-	-	2,320,102
Elliott Opportunity II Corp. - Class A⁽¹⁾	-	5,253,459	-	-	5,253,459
Fintech Ecosystem Development Corp. - Class A	1,000,001	-	(250,000)	-	750,001
First Light Acquisition Group, Inc. - Class A⁽²⁾	385,000	-	(385,000)	-	-
Frontier Investment Corp.⁽¹⁾	343,426	923,800	-	-	1,267,226
Global Partner Acquisition Corp. II - Class A⁽¹⁾	145,600	54,406	-	-	200,006
Growth For Good Acquisition Corp. - Class A⁽¹⁾	-	1,441,626	-	-	1,441,626
Infinite Acquisition Corp. - Class A⁽¹⁾	825	2,615,489	-	-	2,616,314
Investcorp Europe Acquisition Corp. I - Class A⁽¹⁾	81,920	876,750	-	-	958,670
Israel Acquisitions Corp.⁽¹⁾	-	913,104	-	-	913,104
Kensington Capital Acquisition Corp. V - Class A⁽¹⁾	-	2,630,824	-	-	2,630,824
KnightSwan Acquisition Corp. - Class A⁽¹⁾	1,199	1,644,198	-	-	1,645,397
Lakeshore Acquisition II Corp.⁽²⁾	662,352	-	(662,352)	-	-
Legato Merger Corp. II⁽²⁾	2,123,976	-	(2,123,976)	-	-
Live Oak Crestview Climate Acquisition Corp. - Class A⁽¹⁾	-	1,082,621	-	-	1,082,621
M3-Brigade Acquisition III Corp. - Class A⁽¹⁾	558,053	1,467,139	-	-	2,025,192
Malacca Straits Acquisition Co., Ltd. - Class A⁽²⁾	600,000	-	(600,000)	-	-
Oak Woods Acquisition Corp. - Class A⁽¹⁾	-	323,511	-	-	323,511
OmniLit Acquisition Corp. - Class A⁽²⁾	778,101	636,405	(1,414,506)	-	-
Pearl Holdings Acquisition Corp. - Class A⁽¹⁾	28,063	2,054,464	-	-	2,082,527
Portage Fintech Acquisition Corp. - Class A⁽¹⁾	58,817	1,798,793	-	-	1,857,610
RF Acquisition Corp. - Class A	638,049	108,131	(346,180)	-	400,000
Rigel Resource Acquisition Corp. - Class A⁽¹⁾	31,250	1,983,090	-	-	2,014,340
Screaming Eagle Acquisition Corp. - Class A⁽¹⁾	-	6,982,678	-	-	6,982,678
SDCL EDGE Acquisition Corp. - Class A⁽¹⁾	229,721	786,017	-	-	1,015,738
Seaport Global Acquisition II Corp. - Class A⁽²⁾	874,177	-	(874,177)	-	-
SILVERspac, Inc. - Class A⁽¹⁾	800	2,124,839	-	-	2,125,639
Slam Corp. - Class A⁽¹⁾	531,512	3,426,564	(217,418)	-	3,740,658
Social Capital Suvretta Holdings Corp. II - Class A⁽¹⁾	313,011	2,702,513	-	-	3,015,524
Social Capital Suvretta Holdings Corp. IV - Class A⁽¹⁾	344,176	2,104,808	-	-	2,448,984
Southport Acquisition Corp. - Class A⁽¹⁾	8,797	793,740	-	-	802,537
Spring Valley Acquisition Corp. II - Class A⁽¹⁾	-	2,076,489	-	-	2,076,489
Tristar Acquisition I Corp. - Class A⁽¹⁾	167,203	2,071,650	-	-	2,238,853
Twin Ridge Capital Acquisition Corp. - Class A⁽¹⁾	500	1,072,710	(573,210)	-	500,000
UTA Acquisition Corp. - Class A⁽¹⁾	1,100	2,563,231	-	-	2,564,331
Vahanna Tech Edge Acquisition I Corp. - Class A⁽¹⁾	19,537	1,017,088	-	-	1,036,625
Valuence Merger Corp. I - Class A⁽¹⁾	-	1,651,156	(1,289,348)	-	361,808
Waverley Capital Acquisition Corp. I - Class A⁽¹⁾	-	2,107,705	-	-	2,107,705
Total	14,601,025	85,598,017	(15,439,417)	-	84,759,625

⁽¹⁾	Not an affiliate at the beginning of the period.
⁽²⁾	Not an affiliate at the end of the period.